NOTE 7 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of Financial Income
	Year ended December 31,
	2023	2022	2021

Interest income	100	56	6
Expenses from revaluation of deposits	-	-	(3)
	100	56	3